Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Greenhouse Facility
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Production Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years